Off Balance Sheet Transactions - Schedule of Different Off Balance Sheet Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial investments [line items]
Custody of government and private securities and other assets held by third parties	$ 184,427,915	$ 110,822,511
Preferred and other collaterals received from customers	84,474,882	75,613,250
Outstanding checks not yet paid	7,536,159	10,919,866
Checks already deposited and pending clearance	3,818,869	4,107,423
Written-off credits	$ 4,349,903	$ 4,127,716